Trade Receivables, Net - Summary of Movement of Allowance for Doubtful Trade Receivables (Detail) - Trade receivables [member] $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of financial assets [Line Items]
Beginning balance	$ 53,709	$ 1,812	$ 82,906	$ 84,145
Impairment losses recognized	13,629	460	(28,022)	8,232
Amount written off	(34)	(1)		(7,826)
Effect of foreign currency exchange differences	(2,403)	(81)	(1,175)	(1,645)
Ending balance	64,901	2,190	53,709	82,906
Impaired individually [member]
Disclosure of financial assets [Line Items]
Beginning balance	16,453	555	39,046	28,305
Impairment losses recognized	9,527	322	(21,501)	18,816
Amount written off				(7,617)
Effect of foreign currency exchange differences	(850)	(29)	(1,092)	(458)
Ending balance	25,130	848	16,453	39,046
Impaired collectively [member]
Disclosure of financial assets [Line Items]
Beginning balance	37,256	1,257	43,860	55,840
Impairment losses recognized	4,102	138	(6,521)	(10,584)
Amount written off	(34)	(1)		(209)
Effect of foreign currency exchange differences	(1,553)	(52)	(83)	(1,187)
Ending balance	$ 39,771	$ 1,342	$ 37,256	$ 43,860